Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000020143 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020143 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020143 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020143 | FR_63845R107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020143 | FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020143 | FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020143 | FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020143 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020143 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000020143 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020143 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020143 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020143 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020143 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020143 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020143 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020143 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020143 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020143 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020145 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020145 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020145 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020145 | FR_63845R107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020145 | FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020145 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020145 | FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020145 | FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020145 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020145 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000020145 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020145 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020145 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020145 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020145 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020145 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020145 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020145 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020145 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020145 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000130039 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130039 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130039 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130039 | FR_63845R107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130039 | FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130039 | FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130039 | FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130039 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130039 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000130039 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000130039 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.10%
C000130039 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000130039 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000130039 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000130039 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000130039 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130039 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.60%
C000130039 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130039 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000092784 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092784 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092784 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092784 | FR_63845R107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092784 | FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092784 | FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092784 | FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092784 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092784 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000092784 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000092784 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.10%
C000092784 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000092784 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000092784 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000092784 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092784 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092784 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092784 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092784 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000255144 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255144 | FR_91282CLY5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255144 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255144 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255144 | FR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255144 | FR_78489CAC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255144 | FR_18682FAC7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255144 | FR_05493XAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255144 | FR_05377RHG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255144 | FR_05352UAB2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255144 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	25.00%
C000255144 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	25.00%
C000255144 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	19.80%
C000255144 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	15.40%
C000255144 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.80%
C000255144 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255144 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255144 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.00%
C000255144 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000122977 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122977 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122977 | FR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122977 | FR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122977 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122977 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122977 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122977 | FR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122977 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122977 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122977 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122977 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000122977 | A/A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122977 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000122977 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000122977 | B/B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122977 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122977 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122977 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122977 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000122977 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000122977 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	15.30%
C000122977 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	18.90%
C000122977 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	10.40%
C000122977 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	28.30%
C000122977 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122977 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000122977 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000122977 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.50%
C000122977 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000122977 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000122978 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122978 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122978 | FR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122978 | FR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122978 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122978 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122978 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122978 | FR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122978 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122978 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122978 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122978 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000122978 | A/A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122978 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000122978 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000122978 | B/B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122978 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122978 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122978 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122978 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000122978 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000122978 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	15.30%
C000122978 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	18.90%
C000122978 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	10.40%
C000122978 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	28.30%
C000122978 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122978 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000122978 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000122978 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.50%
C000122978 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000122978 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000122976 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122976 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122976 | FR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122976 | FR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122976 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122976 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122976 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122976 | FR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122976 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122976 | FR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122976 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122976 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000122976 | A/A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122976 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000122976 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000122976 | B/B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122976 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122976 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122976 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122976 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000122976 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000122976 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	15.30%
C000122976 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	18.90%
C000122976 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	10.40%
C000122976 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	28.30%
C000122976 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122976 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000122976 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000122976 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.50%
C000122976 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000122976 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020246 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020246 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020246 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020246 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020246 | FR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020246 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020246 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020246 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020246 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	70.90%
C000020246 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	43.40%
C000020246 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.30%)
C000020243 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020243 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020243 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020243 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020243 | FR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020243 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020243 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020243 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020243 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	70.90%
C000020243 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	43.40%
C000020243 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.30%)
C000020245 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020245 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020245 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020245 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020245 | FR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020245 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020245 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020245 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020245 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	70.90%
C000020245 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	43.40%
C000020245 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.30%)
C000176625 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176625 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176625 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176625 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176625 | FR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176625 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176625 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176625 | FR_912810FJ2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176625 | Stock Funds
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Percent of Total Investments	70.90%
C000176625 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Percent of Total Investments	43.40%
C000176625 | Effective Cash
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Total Investments	(14.30%)
C000020165 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020165 | FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020165 | FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020165 | FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020165 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020165 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020165 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020165 | FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020165 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020165 | FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000020165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000020165 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000020165 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000020165 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020165 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020165 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020165 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064969 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064969 | FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064969 | FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064969 | FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064969 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064969 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064969 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064969 | FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064969 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064969 | FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064969 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000064969 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000064969 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000064969 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000064969 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000064969 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064969 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000064969 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150666 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150666 | FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150666 | FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150666 | FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150666 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150666 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150666 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150666 | FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150666 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150666 | FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150666 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000150666 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000150666 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000150666 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000150666 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000150666 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150666 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000150666 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020164 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020164 | FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020164 | FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020164 | FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020164 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020164 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020164 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020164 | FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020164 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020164 | FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020164 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000020164 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000020164 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000020164 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000020164 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020164 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020164 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020164 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020159 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020159 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020159 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020159 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020159 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020159 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020159 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020159 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020159 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020159 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020159 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020159 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000020159 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000020159 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000020159 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000020159 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020159 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020159 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020159 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020160 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020160 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020160 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020160 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020160 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020160 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020160 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020160 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020160 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020160 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020160 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020160 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000020160 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000020160 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000020160 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000020160 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020160 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020160 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020160 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000064968 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064968 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064968 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064968 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064968 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064968 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064968 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064968 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064968 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064968 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064968 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000064968 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000064968 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000064968 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000064968 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000064968 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064968 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000064968 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000064968 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219846 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219846 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219846 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219846 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219846 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219846 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219846 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219846 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219846 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219846 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219846 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000219846 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000219846 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000219846 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000219846 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000219846 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000219846 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219846 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000219846 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092786 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092786 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092786 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092786 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092786 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000092786 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092786 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092786 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092786 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092786 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092786 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000092786 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000092786 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000092786 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000092786 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092786 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092786 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092786 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000092786 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020162 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020162 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020162 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020162 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020162 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020162 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020162 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000020162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000020162 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.10%
C000020162 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020162 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020162 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020162 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020162 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053345 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053345 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053345 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053345 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053345 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053345 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053345 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053345 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000053345 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000053345 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.10%
C000053345 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000053345 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000053345 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000053345 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053345 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000053345 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053346 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053346 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053346 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053346 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053346 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053346 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053346 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053346 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053346 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053346 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053346 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000053346 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000053346 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.10%
C000053346 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000053346 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000053346 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000053346 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053346 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000053346 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130040 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130040 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130040 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130040 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130040 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130040 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130040 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130040 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000130040 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000130040 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.10%
C000130040 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000130040 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000130040 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130040 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000130040 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000130040 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000035582 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035582 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035582 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035582 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035582 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035582 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035582 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035582 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000035582 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000035582 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.10%
C000035582 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000035582 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000035582 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035582 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000035582 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000035582 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020178 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020178 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020178 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020178 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020178 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020178 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020178 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020178 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020178 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020178 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020178 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020178 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000020178 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020178 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020178 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020178 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020178 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020178 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020178 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020178 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020178 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000053347 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053347 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053347 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053347 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053347 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053347 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053347 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053347 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053347 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053347 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053347 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000053347 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000053347 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000053347 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000053347 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000053347 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000053347 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000053347 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000053347 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053347 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000053347 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000053348 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053348 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053348 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053348 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053348 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053348 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053348 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053348 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053348 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053348 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053348 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000053348 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000053348 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000053348 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000053348 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000053348 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000053348 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000053348 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000053348 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053348 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000053348 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000130041 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130041 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130041 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130041 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130041 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130041 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130041 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130041 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130041 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130041 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130041 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000130041 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000130041 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000130041 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000130041 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000130041 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000130041 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000130041 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000130041 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.30%
C000130041 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130041 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020179 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020179 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020179 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020179 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020179 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020179 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020179 | FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020179 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020179 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020179 | FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020179 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020179 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000020179 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020179 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020179 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020179 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020179 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020179 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020179 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020179 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020179 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089469 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089469 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089469 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089469 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089469 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089469 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089469 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089469 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089469 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089469 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089469 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089469 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089469 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.90%
C000089471 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089471 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089471 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089471 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089471 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089471 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089471 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089471 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089471 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089471 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089471 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089471 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089471 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.90%
C000089472 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089472 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089472 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089472 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089472 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089472 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089472 | FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089472 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089472 | FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089472 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089472 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089472 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089472 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	84.90%
C000089465 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089465 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089465 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089465 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089465 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089465 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089465 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089465 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089465 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.30%
C000089465 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089465 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.70%
C000089465 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089465 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	38.80%
C000089465 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089465 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089467 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089467 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089467 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089467 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089467 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089467 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.30%
C000089467 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089467 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.70%
C000089467 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089467 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	38.80%
C000089467 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089467 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205250 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205250 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205250 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205250 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205250 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205250 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205250 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205250 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205250 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.30%
C000205250 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205250 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205250 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205250 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	38.80%
C000205250 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205250 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089468 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089468 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089468 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089468 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089468 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089468 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089468 | FR_B62G7K908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089468 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089468 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.30%
C000089468 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089468 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	6.70%
C000089468 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089468 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	38.80%
C000089468 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089468 | AssetPreferred stocks
Holdings [Line Items]
Percent of Total Investments	0.40%